PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The company’s property, plant and equipment relates to the operating segments as shown below:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2026 (MILLIONS)	Infrastructure	Energy	Private Equity	Real Estate (Super Core, Core Plus, Value Add)[3]	Real Estate (LP Investments) and Other[3]	Total
Balance, beginning of period	$68,440	$74,096	$11,319	$225	$11,912	$165,992
Additions	3,348	3,577	1,795	30	3,176	11,926
Acquisitions through business combinations	—	—	178	—	—	178
Dispositions and assets reclassified as held for sale[1]	(1,844)	(4,207)	(2,798)	—	(418)	(9,267)
Depreciation expense	(1,729)	(1,140)	(750)	(16)	(298)	(3,933)
Foreign currency translation and other	(978)	1,124	74	(2)	(191)	27
Total change	(1,203)	(646)	(1,501)	12	2,269	(1,069)
Balance, end of period[2]	$67,237	$73,450	$9,818	$237	$14,181	$164,923
1.Refer to Note 7 Held for Sale for further details.
2.Our ROU PP&E assets include $4.2 billion (December 31, 2025 – $4.4 billion) in our Infrastructure segment, $874 million (December 31, 2025 – $866 million) in our Energy segment, $872 million (December 31, 2025 – $861 million) in our Private Equity segment, $72 million (December 31, 2025 – $63 million) in our super core, core plus, and value add investments within our Real Estate segment and $987 million (December 31, 2025 – $1 billion) within our Asset Management segment totaling $7.0 billion (December 31, 2025 – $7.2 billion) of ROU assets.
3.Real Estate super core, core plus, and value add investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.